UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter Ended: March 31, 2000
Check here if Amendment [  ];      Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     The Capital Management Corporation
Address:  9030 Stony Point Parkway, Suite 150
Richmond, Virginia 23235
13F File Number:  28-801-13252
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302
Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia        May 10, 2000
[Signature]          [City, State]            [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total: 130
Form 13F Information Table Value Total: $147,865,434 (thousands) List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.             13F File Number         Name
NONE

03/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
            PAGE   1
   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE
AT&T Corporation                 COMMON  001957109      821,908        17,628     X    ALL                17,628
Abbott Labs                      COMMON  002824100    1,256,914        32,700     X    ALL                32,700
Advanced Energy Industries, Inc. COMMON  007973100    2,180,400        31,600     X    ALL                31,600
ALCOA INC                        COMMON  013817101      661,728        10,200     X    ALL                10,200
America Online Inc               COMMON  02364J104      414,000         6,900     X    ALL                 6,900
American Home Products Corp.     COMMON  02660910     3,861,565        68,650     X    ALL                68,650
AMGEN, Inc.                      COMMON  031162100    4,986,800        89,050     X    ALL                89,050
Analog Devices, Inc.             COMMON  032654105      361,020         4,700     X    ALL                 4,700
Analytical Surveys, Inc.         COMMON  032683302       80,800        20,200     X    ALL                20,200
Apache Corporation               COMMON  037411105    1,472,513        30,400     X    ALL                30,400
Applied Materials, Inc.          COMMON  038222105       203,625         2,000     X    ALL                 2,000
AptarGroup Inc.                  COMMON  038336103    2,188,802        76,800     X    ALL                76,800
Atlantic Richfield Company       COMMON  048825103      225,250         2,650     X    ALL                 2,650
BB & T Corp.                     COMMON  054937107      997,887        37,479     X    ALL                37,479
BP Amoco PLC ADR                 COMMON  055622104      916,980        17,980     X    ALL                17,980
Bank of America Corporation      COMMON  060505104      851,425        17,376     X    ALL                17,376
Banc One Corporation             COMMON  06423A103      351,879        11,537     X    ALL                11,537
Bed Bath & Beyond                COMMON  075896100      671,387        18,300     X    ALL                18,300
Bell Atlantic Corp.              COMMON  077853109      384,888         6,496     X    ALL                 6,496
BellSouth Corp.                  COMMON  079860102      618,333        12,700     X    ALL                12,700
Berkshire Hathaway Class B       COMMON  084670207      408,134           213     X    ALL                   213
Biomet Incorporated              COMMON  090613100    2,264,385        63,450     X    ALL                63,450
Boeing Company                   COMMON  097023105      238,332         6,005     X    ALL                 6,005
Bristol-Myers Squibb             COMMON  110122108    1,685,554        32,144     X    ALL                32,144

TOTAL                                                28,104,509







03/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
            PAGE   2
   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE

CCB Financial Corp.              COMMON  124875105      335,817         8,488    X    ALL                  8,488
CUNO, Inc.                       COMMON  126583103      566,916        20,900     X    ALL                20,900
Capital One Financial Corp.      COMMON  14040H105      417,814         9,550     X    ALL                 9,550
Carolina Power & Light           COMMON  144141108      223,033         6,100     X    ALL                 6,100
Circuit City                     COMMON  172737108    1,126,266        19,150     X    ALL                19,150
Cisco System Inc.                COMMON  17275R102    3,358,666        48,446     X    ALL                48,446
Clayton Homes Inc                COMMON  184190106    1,088,942       114,625     X    ALL               114,625
Coca Cola Co                     COMMON  191216100    1,674,070        35,430     X    ALL                35,430
Cognex Corporation               COMMON  192422103      412,349         7,250     X    ALL                 7,250
Computer Sciences Corp.          COMMON  20536310       322,172         3,950     X    ALL                 3,950
Concord EFS, Inc.                COMMON  206197105    1,216,095        54,350     X    ALL                54,350
Conexant Systems Inc             COMMON  207142100      386,196         6,450     X    ALL                 6,450
Corning Incorporated             COMMON  219350105    2,133,000        10,800     X    ALL                10,800
Dell Computer Corp.              COMMON  247025109      443,606         8,850     X    ALL                 8,850
Delphi Automotive Systems        COMMON  247126105      493,485        25,803     X    ALL                25,803
DENTSPLY Int'l. Inc.             COMMON  249030107    1,252,600        43,100     X    ALL                43,100
Walt Disney Co. Inc.             COMMON  254687106      221,503         5,114     X    ALL                 5,114
Dominion Resources, Inc.  VA     COMMON  257470104      618,346        13,741     X    ALL                13,741
E. I. duPont deNemours Co., Inc. COMMON  263534109    1,088,694        22,950     X    ALL                22,950
Duke Energy Corp                 COMMON  264399106      293,250         5,100     X    ALL                 5,100
Electronic Data Systems Corp.    COMMON  285661104      743,948        10,821     X    ALL                10,821
Emerson Electric Company         COMMON  29101110       271,525         4,948     X    ALL                 4,948
Exxon Mobil Corp.                COMMON  30231G102    4,099,119        52,764     X    ALL                52,764
Fastenal Co.                     COMMON  311900104    2,048,225        35,050     X    ALL                35,050

TOTAL                                                24,835,667







03/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
            PAGE   3
   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE

Freddie Mac                      COMMON  313400301      245,173         5,337     X    ALL                  5,337
First Union                      COMMON  337358105      739,566        23,202     X    ALL                 23,202
First Virginia Bank              COMMON  337477103      617,034        16,905     X    ALL                 16,905
FleetBoston Financial Corp.      COMMON  339030108      327,179         9,200     X    ALL                  9,200
Ford Motor Company, Inc.         COMMON  345370100      410,630         7,500     X    ALL                  7,500
Forest Labs Inc.                 COMMON  345838106      210,157         2,500     X    ALL                  2,500
GTE Corporation                  COMMON  36232010       480,284         7,063     X    ALL                  7,063
General Electric                 COMMON  369604103    7,991,764        50,822     X    ALL                 50,822
Georgia Pac Corp Timber Group    COMMON  373298702      510,131        22,000     X    ALL                 22,000
Gillette Company                 COMMON  375766102      553,150        14,950     X    ALL                 14,950
Glaxo Wellcome PLS               COMMON  37733W105    1,950,336        31,050     X    ALL                 31,050
HCC Insurance                    COMMON  404132102      800,763        68,150     X    ALL                 68,150
Harley-Davidson Inc              COMMON  412822108      350,354         8,800     X    ALL                  8,800
Harte Hanks, Inc.                COMMON  416196108      831,603        33,600     X    ALL                 33,600
Health Management Assoc CL A     COMMON  421933102      618,380        38,800     X    ALL                 38,800
Hewlett Packard Co.              COMMON  42823610     1,154,250         8,550     X    ALL                  8,550
IMAX Corporation                 COMMON  45245E109      258,175        11,225     X    ALL                 11,225
Indymac Mtg HldgsInc             COMMON  456607100      331,790        25,400     X    ALL                 25,400
INTEL Corporation                COMMON  45814010    10,597,225        83,566     X    ALL                 83,566
International Business Machines  COMMON  459200101      447,119         4,010     X    ALL                  4,010
Int'l Flavors & Fragrances       COMMON  45950610       210,072         6,100     X    ALL                  6,100
Johnson & Johnson, Inc.          COMMON  478160104    1,199,881        14,544     X    ALL                 14,544
Keane, Incorporated              COMMON  486665102      446,128        15,450     X    ALL                 15,450
Kimberly Clark Corporation       COMMON  494368103      947,282        16,350     X    ALL                 16,350

TOTAL                                                32,228,426







03/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
            PAGE   4
   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE

Estee Lauder                     COMMON  518439104      216,522         4,900     X    ALL                  4,900
Eli Lilly & Company              COMMON  53245710     1,174,693        15,231     X    ALL                 15,231
Lowes Companies Inc.             COMMON  54866110     1,925,253        38,894     X    ALL                 38,894
Lucent Technologies              COMMON  549463107    2,225,327        35,784     X    ALL                 35,784
MCI WorldCom Inc.                COMMON  55268B106      606,863        13,356     X    ALL                 13,356
Markel Corporporation            COMMON  570535104    3,595,275        24,795     X    ALL                 24,795
Meditrust Corp                   COMMON  58501T306      112,486        56,243     X    ALL                 56,243
Medtronic Inc.                   COMMON  58505510     1,062,123        20,450     X    ALL                 20,450
Merck & Company,                 COMMON  589331107      713,765        10,270     X    ALL                 10,270
Microsoft Corp.                  COMMON  594918104      320,851         4,600     X    ALL                  4,600
Minerals Technology, Inc.        COMMON  603158106    1,039,472        22,475     X    ALL                 22,475
Minnesota Mining & Manufacturing COMMON  604059105      770,965         8,900     X    ALL                  8,900
MOLEX, Incorporated              COMMON  608554101      555,033        10,103     X    ALL                 10,103
MOLEX, Incorporated  Class A     COMMON  608554200      568,774        14,219     X    ALL                 14,219
Morrison Knudsen                 COMMON  61844A109    1,264,215       137,600     X    ALL                137,600
Norfolk Southern                 COMMON  655844108      360,978        20,481     X    ALL                 20,481
North Fork Bankcorporation Inc.  COMMON  659424105      488,863        30,200     X    ALL                 30,200
Northern States Power Co.        COMMON  665772109      306,467        14,050     X    ALL                 14,050
Nucor Corporation                COMMON  67034610       331,100         7,700     X    ALL                  7,700
Omnicare, INC.                   COMMON  681904108      519,039        34,175     X    ALL                 34,175
Oracle Systems Corp.             COMMON  68389X105    5,273,168        65,966     X    ALL                 65,966
Pall Corporation                 COMMON  69642930       482,241        21,613     X    ALL                 21,613
Pepsico Inc.                     COMMON  713448108    1,761,926        48,025     X    ALL                 48,025
Perceptron Inc.                  COMMON  71361F100      275,400        61,200     X    ALL                 61,200

TOTAL                                                25,950,799






03/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
            PAGE   5
   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE

Pfizer, Inc.                     COMMON  717081103    5,758,955       136,711     X    ALL                136,711
Pharmacia Corp.                  COMMON  71713U102      367,043         7,350     X    ALL                  7,350
Philip Morris Cos.               COMMON  718154107    2,591,955       118,488     X    ALL                118,488
Pitney Bowes                     COMMON  72447910       574,303        14,050     X    ALL                 14,050
Post Properties (REIT)           COMMON  73746107       276,150         6,575     X    ALL                  6,575
Quintiles Transnational Corp.    COMMON  748767100      147,423        10,300     X    ALL                 10,300
RPM, Incorporated                COMMON  749685103      140,373        13,864     X    ALL                 13,864
Reliant Energy (Houston Ind.)    COMMON  75952J108      324,827        12,200     X    ALL                 12,200
Right Mgmnt Consultants Corp.    COMMON  766573109      385,617        33,900     X    ALL                 33,900
Robert Half International        COMMON  770323103    1,228,621        20,100     X    ALL                 20,100
Rockwell Int'l Corporation       COMMON  773903109      227,596         7,050     X    ALL                  7,050
Royal Dutch Petroleum Co.        COMMON  780257804      803,250        14,000     X    ALL                 14,000
SBC Communications, Inc.         COMMON  78387G103      455,302        10,392     X    ALL                 10,392
SPSS INC.                        COMMON  78462K102      571,425        20,050     X    ALL                 20,050
Schering Plough Corporation      COMMON  806605101      282,187         7,000     X    ALL                  7,000
Schlumberger LTD.                COMMON  806857108      904,589        11,815     X    ALL                 11,815
ServiceMaster Co., Inc.          COMMON  81760N109    1,090,164        80,012     X    ALL                 80,012
Southwest Airlines               COMMON  844741108      292,782        13,500     X    ALL                 13,500
Sprint Corporation               COMMON  852061100    1,269,975        20,650     X    ALL                 20,650
Sprint Corp  PCS                 COMMON  852061506      221,650         4,030     X    ALL                  4,030
Sun Microsystems, Inc.           COMMON  866810104      275,813         3,000     X    ALL                  3,000
Suntrust Banks, Inc.             COMMON  86791410     1,219,624        24,032     X    ALL                 24,032
Texaco, Inc.                     COMMON  881694103      756,232        15,394     X    ALL                 15,394
Thermo Electron Corporation      COMMON  883556102      261,004        13,471     X    ALL                 13,471

TOTAL                                                20,476,860










03/31/00                             FORM 13F  THE CAPITAL MANAGEMENT CORP.9030 STONY POINT PKWY SUITE 150 RICHMOND VA 23235
            PAGE   6
   ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:           ITEM 8:
                                                                   SHARES OR INVST DISCRET       VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (SHARES)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD MGRS    (A)SOLE    (B)SHARED    (C)NONE

United Dominion Realty Trust     COMMON  910197102      224,740        22,474     X    ALL                 22,474
United Parcel Service Class B    COMMON  911312106    1,315,038        19,775     X    ALL                 19,775
Vodafone Airtouch PLC            COMMON  92857T107    9,039,980       192,340     X    ALL                192,340
Wachovia Corporation             COMMON  92977110     1,240,336        19,786     X    ALL                 19,786
Washington Mutual                COMMON  939322103    1,037,841        40,600     X    ALL                 40,600
Washington Real Estate Inv. Tr.  COMMON  939653101      244,955        15,250     X    ALL                 15,250
Westvaco Corp.                   COMMON  961548104      294,857         9,550     X    ALL                  9,550
Wm. Wrigley Jr. Co.              COMMON  982526105      796,498        11,005     X    ALL                 11,005
X-Rite Inc.                      COMMON  983857103      524,412        45,850     X    ALL                 45,850
XEROX Corporation                COMMON  984121103    1,510,516        58,510     X    ALL                 58,515

TOTAL                                                16,269,173

GRAND TOTAL                                         147,865,434